Pension and Postretirement Benefit Plans and Defined Contribution Plans - Amounts Recognized in Accumulated Other Comprehensive (Loss)/Income - Footnotes (Detail)	12 Months Ended
Dec. 31, 2014
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Average period actuarial losses are amortized into net periodic pension costs	9 years 6 months
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Average period actuarial losses are amortized into net periodic pension costs	9 years 4 months 24 days
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Average period actuarial losses are amortized into net periodic pension costs	17 years 4 months 24 days
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Average period actuarial losses are amortized into net periodic pension costs	10 years 7 months 6 days